Trade and other payables	12 Months Ended
Aug. 31, 2021
Trade and other payables
Trade and other payables

13. Trade and other payables

	2021	2020
	$	$
Trade payable	560,870	590,495
Sales taxes payable	34,076	—
Government remittances	46,030	7,706
Salaries and vacation payable	207,078	41,636
	848,054	639,837